Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	$ 74	$ (174)
Attributed to participating policyholders' account	(18)	(236)
Attributed to shareholders'account	92	62
Change in net income attributed to shareholders	(21)	(51)
Mortality and morbidity updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	25	319
Attributed to participating policyholders' account	47	(192)
Attributed to shareholders'account	(22)	511
Change in net income attributed to shareholders	14	(360)
Lapses and policyholder behavior [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	135	287
Attributed to participating policyholders' account	17
Attributed to shareholders'account	118	287
Change in net income attributed to shareholders	(75)	(226)
Investment return assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	12	(96)
Attributed to participating policyholders' account	81	50
Attributed to shareholders'account	(69)	(146)
Change in net income attributed to shareholders	70	143
Other updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(109)	(684)
Attributed to participating policyholders' account	(163)	(94)
Attributed to shareholders'account	54	(590)
Change in net income attributed to shareholders	(22)	$ 392
Long Term Care Triennial Review [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	11
Attributed to shareholders'account	11
Change in net income attributed to shareholders	$ (8)